Junior Subordinated Debentures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Junior Subordinated Debentures
Junior subordinated debentures	$ 12,887,000	$ 12,887,000
Floating rate	4.39%	3.01%
Debt maturity date		December 15, 2037
Interest paid on the debentures	$ 573,603	$ 393,105
Capital contributions	387,000	387,000
Capital securities, principal amount	$ 12,500,000	$ 12,500,000.0